Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000027322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000027322 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027322 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027322 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027322 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027322 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027322 [Member] | Snowflake Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027322 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027322 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027322 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027322 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000027322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000027322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027322 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000027322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027322 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000180065 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180065 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180065 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180065 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180065 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180065 [Member] | Snowflake Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180065 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180065 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180065 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180065 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000180065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000180065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000180065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000180065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000180065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000180065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180065 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000180065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180065 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000027323 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027323 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027323 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027323 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027323 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027323 [Member] | Snowflake Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027323 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027323 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027323 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027323 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000027323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000027323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000027323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027323 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000027323 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027323 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027325 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027325 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027325 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027325 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027325 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027325 [Member] | Pursuit Attractions and Hospitality Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member] | Mirum Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Valvoline Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000027325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000027325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027325 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000027325 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000180066 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180066 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180066 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180066 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180066 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180066 [Member] | Pursuit Attractions and Hospitality Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member] | Mirum Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Valvoline Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000180066 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000180066 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000180066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000180066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000180066 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000180066 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000180066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000180066 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000180066 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000180066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000027324 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027324 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027324 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027324 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027324 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027324 [Member] | Pursuit Attractions and Hospitality Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027324 [Member] | Mirum Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027324 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Valvoline Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000027324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000027324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000027324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000027324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027324 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000027324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000180068 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180068 [Member] | Compass Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180068 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180068 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180068 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180068 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180068 [Member] | CECO Environmental Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180068 [Member] | Constellium SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180068 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180068 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000180068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000180068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000180068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000180068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000180068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000180068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000180068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000180068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000180068 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000180068 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000180067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000180067 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180067 [Member] | Compass Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180067 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180067 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180067 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180067 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180067 [Member] | CECO Environmental Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180067 [Member] | Constellium SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180067 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000180067 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000180067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000180067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000180067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000180067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000180067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000180067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000180067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000180067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000180067 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000180067 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000056573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000056573 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056573 [Member] | Compass Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056573 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056573 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056573 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056573 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056573 [Member] | CECO Environmental Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056573 [Member] | Constellium SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056573 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000056573 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000056573 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000056573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000056573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000056573 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000056573 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000056573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056573 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000056573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000056573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000056573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000056573 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000056573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000078885 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000078885 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078885 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078885 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000078885 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078885 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078885 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078885 [Member] | Miami Beach Health Facilities Authority 4 000 11 15 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078885 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000078885 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000078885 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%
C000078885 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000078885 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000078885 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078885 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000078885 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000078885 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000078885 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000078885 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078885 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078885 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000078885 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078885 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078885 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000069909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000069909 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069909 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069909 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069909 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069909 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069909 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069909 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069909 [Member] | Miami Beach Health Facilities Authority 4 000 11 15 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069909 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000069909 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000069909 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%
C000069909 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000069909 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000069909 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069909 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069909 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000069909 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000069909 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000069909 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069909 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069909 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069909 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069909 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069909 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000180069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000180069 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180069 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000180069 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180069 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180069 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180069 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180069 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180069 [Member] | Miami Beach Health Facilities Authority 4 000 11 15 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180069 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000180069 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000180069 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	60.30%
C000180069 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000180069 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180069 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000180069 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000180069 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180069 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000180069 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000180069 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000180069 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180069 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000180069 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000180069 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180069 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000180070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000180070 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180070 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180070 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180070 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180070 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180070 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180070 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180070 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180070 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180070 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180070 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180070 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180070 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000180070 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000180070 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180070 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000180070 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180070 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000180070 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000180070 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000180070 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000180070 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000069911 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069911 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069911 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069911 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069911 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069911 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069911 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069911 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069911 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069911 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069911 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000069911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000069911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000069911 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000069911 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000069911 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069911 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000069911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000069910 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069910 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069910 [Member] | Solaris Energy Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069910 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069910 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069910 [Member] | Semtech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069910 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069910 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069910 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069910 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069910 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000069910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000069910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000069910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000069910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000069910 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069910 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000069910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077269 [Member] | Southeast Energy Authority A Cooperative District Series E 5 000 10 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077269 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077269 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | California Community Choice Financing Authority Series F 5 000 06 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | New York Transportation Development Corp 5 000 12 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | Chicago O Hare International Airport Senior Lien Series A Revenue 5 000 01 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077269 [Member] | State Board of Administration Finance Corp Series A 5 526 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077269 [Member] | Florida Development Finance Corp Revenue 4 000 11 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077269 [Member] | Great Lakes Water Authority Sewage Disposal System Revenue Series B 5 000 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077269 [Member] | Los Angeles Department of Water And Power Series C 5 000 07 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077269 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%
C000077269 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000077269 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000077269 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077269 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077269 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000077269 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077269 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077269 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000077269 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077269 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077269 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077269 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077269 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077269 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000077269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077269 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000077267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000077267 [Member] | Southeast Energy Authority A Cooperative District Series E 5 000 10 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077267 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077267 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | California Community Choice Financing Authority Series F 5 000 06 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | New York Transportation Development Corp 5 000 12 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | Chicago O Hare International Airport Senior Lien Series A Revenue 5 000 01 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077267 [Member] | State Board of Administration Finance Corp Series A 5 526 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077267 [Member] | Florida Development Finance Corp Revenue 4 000 11 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077267 [Member] | Great Lakes Water Authority Sewage Disposal System Revenue Series B 5 000 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077267 [Member] | Los Angeles Department of Water And Power Series C 5 000 07 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000077267 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%
C000077267 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000077267 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000077267 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000077267 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077267 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000077267 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000077267 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077267 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000077267 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000077267 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077267 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077267 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000077267 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077267 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000077267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077267 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000077270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077270 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077270 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077270 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077270 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077270 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077270 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077270 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077270 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000077270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077270 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077271 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077271 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077271 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077271 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077271 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077271 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077271 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077271 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077271 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000077271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077271 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000077272 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077272 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077272 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077272 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077272 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000077272 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000077272 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000077272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000077272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000077272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000077272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000077272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077272 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000115978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000115978 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115978 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115978 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115978 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115978 [Member] | Hyundai Motor Co 4 99 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115978 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115978 [Member] | Associated British Foods PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115978 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115978 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115978 [Member] | Samsung Electronics Co Ltd 0 90 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000115978 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115978 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000115978 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000115978 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115978 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115978 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000115978 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000115978 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000115978 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000115978 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000115978 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115978 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115978 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.30%
C000115978 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	29.40%
C000115978 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000115978 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000115978 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000115979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000115979 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115979 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115979 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115979 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115979 [Member] | Hyundai Motor Co 4 99 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115979 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115979 [Member] | Associated British Foods PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115979 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000115979 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115979 [Member] | Samsung Electronics Co Ltd 0 90 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000115979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000115979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000115979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000115979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000115979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000115979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000115979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000115979 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000115979 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115979 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115979 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	46.30%
C000115979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	29.40%
C000115979 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.50%
C000115979 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000115979 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000115981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000115981 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115981 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115981 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115981 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115981 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000115981 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115981 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115981 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115981 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000115981 [Member] | Samsung Electronics Co Ltd 0 90 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000115981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000115981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000115981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000115981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000115981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000115981 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.30%
C000115981 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000115981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.80%
C000115981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	16.90%
C000115981 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115981 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000115981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000122076 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122076 [Member] | ALS Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122076 [Member] | Imdex Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | OSG Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | Merlin Properties Socimi S A REIT Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | Sumitomo Bakelite Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | Fukuoka Financial Group Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122076 [Member] | Daiei Kankyo Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122076 [Member] | Tekscend Photomask Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122076 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000122076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000122076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000122076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000122076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000122076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122076 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.60%
C000122076 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000122076 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122076 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000122076 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000122076 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.90%
C000122076 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000122076 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000122076 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122076 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000180071 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180071 [Member] | ALS Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180071 [Member] | Imdex Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | OSG Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | Merlin Properties Socimi S A REIT Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | Sumitomo Bakelite Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | Fukuoka Financial Group Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180071 [Member] | Daiei Kankyo Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180071 [Member] | Tekscend Photomask Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180071 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000180071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000180071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000180071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000180071 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000180071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180071 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000180071 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180071 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.60%
C000180071 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000180071 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000180071 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000180071 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000180071 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.90%
C000180071 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000180071 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000180071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000180071 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000180071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000122075 [Member] | Ringkjoebing Landbobank A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122075 [Member] | ALS Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122075 [Member] | Imdex Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | OSG Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | Merlin Properties Socimi S A REIT Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | Sumitomo Bakelite Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | Fukuoka Financial Group Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122075 [Member] | Daiei Kankyo Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122075 [Member] | Tekscend Photomask Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122075 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000122075 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122075 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122075 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000122075 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000122075 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122075 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000122075 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122075 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122075 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000122075 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122075 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.60%
C000122075 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.30%
C000122075 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122075 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%
C000122075 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.60%
C000122075 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.90%
C000122075 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000122075 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.50%
C000122075 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122075 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122075 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000142968 [Member] | BRCK Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142968 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142968 [Member] | Fila S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142968 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142968 [Member] | Medical Facilities Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142968 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142968 [Member] | Ion Beam Applications Belgium [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142968 [Member] | Italian Wine Brands S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142968 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142968 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142968 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000142968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000142968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000142968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000142968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000142968 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	12.90%
C000142968 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000142968 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000142968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000142968 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142968 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000142968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000142968 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.60%
C000142968 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	20.50%
C000142968 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000142969 [Member] | BRCK Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142969 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142969 [Member] | Fila S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142969 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142969 [Member] | Medical Facilities Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142969 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142969 [Member] | Ion Beam Applications Belgium [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000142969 [Member] | Italian Wine Brands S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142969 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000142969 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142969 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000142969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000142969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000142969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000142969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000142969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000142969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000142969 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	12.90%
C000142969 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000142969 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.40%
C000142969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000142969 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%
C000142969 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	5.50%
C000142969 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.10%
C000142969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.60%
C000142969 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	20.50%
C000142969 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000142969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000157696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000157696 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157696 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157696 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157696 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157696 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157696 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157696 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157696 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000157696 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000157696 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157696 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000157696 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157696 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000157696 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000157696 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157696 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000157696 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000157694 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157694 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157694 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157694 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157694 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157694 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157694 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157694 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000157694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000157694 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157694 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000157694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157694 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000157694 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000157694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157694 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000157694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000180072 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180072 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180072 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180072 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180072 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | Cavco Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180072 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000180072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000180072 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180072 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000180072 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000180072 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180072 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000180072 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000176472 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176472 [Member] | Hyundai Motor Co 4 99 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176472 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176472 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176472 [Member] | LG HAndH Co Ltd 2 23 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176472 [Member] | Associated British Foods PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176472 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176472 [Member] | Nihon Parkerizing Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176472 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176472 [Member] | Samsung Electronics Co Ltd 0 90 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000176472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000176472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000176472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000176472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000176472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000176472 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.60%
C000176472 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176472 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000176472 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176472 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.50%
C000176472 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176472 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	39.40%
C000176472 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000176472 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176472 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000176471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000176471 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176471 [Member] | Hyundai Motor Co 4 99 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176471 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176471 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176471 [Member] | LG HAndH Co Ltd 2 23 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176471 [Member] | Associated British Foods PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176471 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176471 [Member] | Nihon Parkerizing Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176471 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176471 [Member] | Samsung Electronics Co Ltd 0 90 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000176471 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176471 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000176471 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000176471 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000176471 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000176471 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176471 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176471 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176471 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000176471 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.60%
C000176471 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176471 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000176471 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176471 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.50%
C000176471 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176471 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	39.40%
C000176471 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000176471 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176471 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000241081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000241081 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241081 [Member] | Public Finance Authority 5 750 12 31 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241081 [Member] | City of Houston TX Hotel Occupancy Tax And Special Revenue Series C 5 500 09 01 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241081 [Member] | County of Jefferson Sewer Revenue 5 500 10 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241081 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241081 [Member] | Louisiana Stadium And Exposition District Series A 5 250 07 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241081 [Member] | Pennsylvania Higher Educational Facilities Authority Series B2 5 000 11 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241081 [Member] | Massachusetts Development Finance Agency 5 250 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241081 [Member] | Pennsylvania Economic Development Financing Authority 5 000 12 31 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241081 [Member] | Massachusetts Development Finance Agency 5 250 07 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241081 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000241081 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
C000241081 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
C000241081 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241081 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000241081 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000241081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241081 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000241081 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000241081 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241081 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000241081 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241081 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000241081 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241081 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241081 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241081 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241081 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000261130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000261130 [Member] | FHLMC 5 500 02 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000261130 [Member] | FNMA 2 000 04 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261130 [Member] | FHLMC 4 500 09 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261130 [Member] | FHLMC 3 000 08 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261130 [Member] | GNMA 2 500 09 20 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261130 [Member] | FNMA 4 000 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261130 [Member] | FNMA 2 500 11 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261130 [Member] | FHLMC 2 500 12 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261130 [Member] | FNMA 5 000 01 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261130 [Member] | FHLMC 3 500 06 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000261130 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000261130 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000261130 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000261130 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000261130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000261130 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	72.70%
C000261130 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000261130 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000261130 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000276156 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000276156 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 7 000 02 01 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000276156 [Member] | TransDigm Inc 6 625 03 01 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000276156 [Member] | Venture Global LNG Inc 8 375 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000276156 [Member] | Carnival Corp Ltd 5 875 06 15 31 Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000276156 [Member] | Nissan Motor Acceptance Co LLC 6 125 09 30 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000276156 [Member] | Rocket Cos Inc 6 500 08 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000276156 [Member] | Celanese US Holdings LLC 7 550 11 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000276156 [Member] | Centene Corp 3 375 02 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000276156 [Member] | SM Energy Co 9 625 06 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000276156 [Member] | Tenet Healthcare Corp 5 500 11 15 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000276156 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000276156 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	81.20%
C000276156 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000276156 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000276156 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000276156 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.60%